UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	September 30, 2011

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	42

Form 13F Information Table Value Total:	$ 1,970,648
List of Other Included Managers:

No.	13F File Number	Name

None


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
                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

Abbott Labs                      com           002824100       82436   1611971 SH     SOLE                 468665     0  1143306
Ace Ltd                          shs           H0023R105       52444    865418 SH     SOLE                 306443     0   558975
Amgen Inc.                       com           031162100       40369    734516 SH     SOLE                 232924     0   501592
Apache Corp.                     com           037411105       56932    709517 SH     SOLE                 207224     0   502293
Apple Computer                   com           037833100         206       540 SH     SOLE                    540     0        0
Berkshire Hathaway Inc.          cl a          084670108        2136        20 SH     SOLE                     20     0        0
Blackrock Muniyield Quality Fund com           09254e103         264     20000 SH     SOLE                  20000     0        0
Cameron International Corp.      com           13342b105       59277   1426975 SH     SOLE                 405737     0  1021238
Chevron Corp.                    com           166764100       48607    524967 SH     SOLE                 158528     0   366439
Church & Dwight Co.              com           171340102       21488    486158 SH     SOLE                 414522     0    71636
Comcast Corp. Special Cl A       cl a spl      20030N200       77016   3716988 SH     SOLE                1186830     0  2530158
Covidien PLC                     shs           g2554f113       75435   1710555 SH     SOLE                 502322     0  1208233
CSX Corp.                        com           126408103       55670   2981792 SH     SOLE                 980650     0  2001142
CVS Caremark Corp.               com           126650100       68333   2034312 SH     SOLE                 597833     0  1436479
Devon Energy Corp.               com           25179M103       48925    882480 SH     SOLE                 230547     0   651933
El Paso Corporation              com           28336L109       71390   4084115 SH     SOLE                1186521     0  2897594
EMC Corporation                  com           268648102        2454    116915 SH     SOLE                      0     0   116915
Express Scripts Inc.             com           302182100       41768   1126735 SH     SOLE                 336068     0   790667
Freeport McMoRan Copper & Gold Incom           35671D857       33603   1103549 SH     SOLE                 329196     0   774353
Goldman Sachs Group Inc.         com           38141G104       49156    519899 SH     SOLE                 155924     0   363975
Halliburton Co.                  com           406216101       49112   1609188 SH     SOLE                 477816     0  1131372
Ingersoll-Rand PLC               shs           g47791101       48981   1743707 SH     SOLE                 527521     0  1216186
International Business Machines Ccom           459200101       70876    405307 SH     SOLE                 123832     0   281475
Ishares Russell 1000 Value       russell1000val464287598         321      5665 SH     SOLE                   5665     0        0
JPMorgan Chase & Co.             com           46625H100       68266   2266483 SH     SOLE                 655195     0  1611288
Kohls Corp                       com           500255104       52416   1067527 SH     SOLE                 333751     0   733776
Lowe's Cos., Inc.                com           548661107       48610   2513420 SH     SOLE                 784378     0  1729042
MasterCard Inc. Class A          cl a          57636q104       68518    216037 SH     SOLE                  50975     0   165062
MetLife Inc.                     com           59156R108       68170   2433781 SH     SOLE                 719701     0  1714080
Nuveen Insured Municipal Opportuncom           670984103         360     25000 SH     SOLE                  19000     0     6000
Nuveen Select Tax-Free Income Porsh ben int    67062F100         281     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105       74706   2599376 SH     SOLE                 790933     0  1808443
Praxair Inc.                     com           74005P104       58956    630676 SH     SOLE                 200912     0   429764
The Mosaic Company               com           61945c103       31010    633248 SH     SOLE                 185230     0   448018
Thermo Fisher Scientific Inc.    com           883556102       64625   1276158 SH     SOLE                 387757     0   888401
Time Warner Cable Inc.           com           88732J207        3585     57210 SH     SOLE                      0     0    57210
Tyco International Ltd.          shs           h89128104       38133    935785 SH     SOLE                 282475     0   653310
United Parcel Service- Cl B      cl b          911312106       65150   1031670 SH     SOLE                 306987     0   724683
United Technologies Corp.        com           913017109       63853    907516 SH     SOLE                 287082     0   620434
UnitedHealth Group Inc.          com           91324P102       68707   1489736 SH     SOLE                 437455     0  1052281
Wells Fargo & Co.                com           949746101       53300   2209777 SH     SOLE                 683136     0  1526641
Wyndham Worldwide Corp.          com           98310W108       84803   2974494 SH     SOLE                 814000     0  2160494
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